Disclosure of financial assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cash and cash equivalents	$ 405,849	$ 4,066,588	$ 85,758
Interest receivable	543	5,210
Reclamation deposits	232,000	187,900
Marketable securities	2,683,560	$ 0
Financial assets	$ 3,321,952